Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-Based Compensation
Note 17 Stock-Based Compensation
UScellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.
Under the UScellular Long-Term Incentive Plans, UScellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2020, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
Under the Non-Employee Director compensation plan, UScellular may grant Common Shares to members of the Board of Directors who are not employees of UScellular or TDS.
At December 31, 2020, UScellular had reserved 12,193,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 105,000 Common Shares for issuance under the Non-Employee Director compensation plan.
UScellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.
Long-Term Incentive Plans – Stock Options
UScellular's last stock option grant occurred in 2016.
Stock options outstanding, and the related weighted average exercise price, at December 31, 2020 and 2019 were 418,000 units at $42.23 and 460,000 units at $42.20, respectively. All stock options are exercisable and expire between 2021 and 2026.
The aggregate intrinsic value of UScellular stock options exercised in 2019 and 2018 was $3 million and $19 million, respectively. No stock options were exercised in 2020.
Long-Term Incentive Plans – Restricted Stock Units
Restricted stock unit awards granted to key employees generally vest after three years. The restricted stock unit awards currently outstanding were granted in 2018, 2019 and 2020 and will vest in 2021, 2022 and 2023, respectively.
UScellular estimates the fair value of restricted stock units based on the closing market price of UScellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
A summary of UScellular nonvested restricted stock units and changes during 2020 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,461,000	$40.90
Granted	1,020,000	$29.18
Vested	(653,000)	$35.54
Forfeited	(168,000)	$34.81
Nonvested at December 31, 2020	1,660,000	$36.43
The total fair value of restricted stock units that vested during 2020, 2019 and 2018 was $20 million, $25 million and $16 million, respectively. The weighted average grant date fair value per share of the restricted stock units granted in 2020, 2019 and 2018 was $29.18, $46.81 and $38.19, respectively.
Long-Term Incentive Plans – Performance Share Units
Beginning in 2017, UScellular granted performance share units to key employees. The performance share units generally vest after three years. Each recipient may be entitled to shares of UScellular common stock equal to 50% to 200% of a communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is generally a one-year period beginning on January 1 in the year of grant to December 31 in the year of grant. The remaining time through the end of the vesting period is considered the “time-based period”. Performance-based operating targets for grants made prior to 2020 include Simple Free Cash Flow, Consolidated Total Operating Revenues and Postpaid Handset Voluntary Defections, and for grants made during 2020 include Consolidated Total Service Revenues, Consolidated Operating Cash Flow, Consolidated Capital Expenditures and Postpaid Handset Voluntary Defections. Subject to vesting during the time-based period, the performance share unit award agreement provides that in no event shall the award be less than 50% of the target opportunity as of the grant date. The performance share units currently outstanding were granted in 2018, 2019 and 2020 and will vest in 2021, 2022 and 2023, respectively.
Additionally, UScellular granted performance share units during 2020 to a newly appointed President and Chief Executive Officer. The recipient may be entitled to shares of UScellular common stock equal to 100% of the communicated target award depending on the achievement of predetermined performance-based operating targets over the performance period, which is any two calendar-year period commencing no earlier than January 1, 2021 and ending no later than December 31, 2026. Performance-based operating targets include Average Total Revenue Growth and Average Annual Return on Capital. If one, or both, of the performance targets are not satisfied, the award will be forfeited.
UScellular estimates the fair value of performance share units using UScellular’s closing stock price on the date of grant. An estimate of the number of performance share units expected to vest based upon achieving the performance-based operating targets is made and the aggregate fair value is expensed on a straight-line basis over the requisite service period. Each reporting period, during the performance period, the estimate of the number of performance share units expected to vest is reviewed and stock compensation expense is adjusted as appropriate to reflect the revised estimate of the aggregate fair value of the performance share units expected to vest.
A summary of UScellular's nonvested performance share units and changes during 2020 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2019	1,245,000	$40.16
Granted	582,000	$29.71
Vested	(398,000)	$36.92
Change in units based on approved performance factors	20,000	$46.43
Forfeited	(144,000)	$40.05
Nonvested at December 31, 2020	1,305,000	$36.60
The total fair value of performance share units that vested during 2020 and 2019 was $11 million and less than $1 million, respectively. No performance share units vested during 2018. The weighted average grant date fair value per share of the performance share units granted in 2020, 2019 and 2018 was $29.71, $46.43 and $38.81, respectively.
Long-Term Incentive Plans – Deferred Compensation Stock Units
Certain UScellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in UScellular Common Share stock units. The amount of UScellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in UScellular Common Share stock units and vest over three years.
The total fair value of deferred compensation stock units that vested during 2020 was $1 million. The total fair value of deferred compensation stock units that vested during 2019 and 2018 was less than $1 million in each respective year. The weighted average grant date fair value per share of the deferred compensation stock units granted in 2020 and 2018 was $31.79 and $40.72, respectively. There were no deferred compensation stock units granted during 2019. As of December 31, 2020, there were 63,000 vested but unissued deferred compensation stock units valued at $2 million.
Compensation of Non-Employee Directors
UScellular issued 19,000, 13,000 and 18,000 Common Shares in 2020, 2019 and 2018, respectively, under its Non-Employee Director compensation plan.
Stock‑Based Compensation Expense
The following table summarizes stock‑based compensation expense recognized during 2020, 2019 and 2018:

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Stock option awards	$—	$—	$2
Restricted stock unit awards	21	22	21
Performance share unit awards	10	18	13
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	32	41	37
Income tax benefit	(8)	(10)	(9)
Total stock-based compensation expense, net of income taxes	$24	$31	$28
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2020	2019	2018
(Dollars in millions)
Selling, general and administrative expense	$28	$36	$33
System operations expense	4	5	4
Total stock-based compensation expense	$32	$41	$37
At December 31, 2020, unrecognized compensation cost for all UScellular stock‑based compensation awards was $33 million and is expected to be recognized over a weighted average period of 2.1 years.
UScellular’s tax benefits realized from the exercise of stock options and the vesting of other awards totaled $12 million in 2020.